CONDENSED INTERIM CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Jun. 30, 2021	Dec. 31, 2020
Current assets
Cash and cash equivalents	$ 23,838	$ 31,770
Restricted cash	8,771	7,198
Trade receivables	4,432	415
Amounts due from affiliates	3,877	3,639
Advances to joint ventures	4,285	3,284
Inventory	25	0
Current portion of net investment in financing lease	5,193	4,969
Prepaid expenses and other receivables	2,808	3,883
Total current assets	53,229	55,158
Long-term assets
Restricted cash	10,565	12,095
Accumulated earnings of joint ventures	24,030	9,690
Advances to joint ventures	0	869
Vessels, net of accumulated depreciation	611,000	619,620
Other equipment	144	109
Intangibles and goodwill	12,690	14,056
Net investment in financing lease	266,635	269,288
Long-term deferred tax asset	210	102
Other long-term assets	822	823
Total long-term assets	926,096	926,652
Total assets	979,325	981,810
Current liabilities
Current portion of long-term debt	57,031	59,119
Trade payables	1,413	467
Amounts due to owners and affiliates	3,860	2,600
Value added and withholding tax liability	442	1,445
Derivative instruments	6,373	6,945
Accrued liabilities and other payables	14,583	7,232
Total current liabilities	83,702	77,808
Long-term liabilities
Long-term debt	336,264	355,470
Revolving credit facility due to owners and affiliates	24,423	18,465
Derivative instruments	12,836	19,530
Long-term tax liability	7,929	2,668
Long-term deferred tax liability	15,304	14,430
Other long-term liabilities	144	124
Total long-term liabilities	396,900	410,687
Total liabilities	480,602	488,495
EQUITY
Accumulated other comprehensive income (loss)	(22,322)	(29,572)
Total partners' capital	498,723	493,315
Total equity	498,723	493,315
Total liabilities and equity	979,325	981,810
8.75% Series A Preferred Units [Member]
EQUITY
Total partners' capital	176,078	167,760
Total equity	176,078	167,760
Common units public [Member]
EQUITY
Total partners' capital	303,808	308,850
Total equity	303,808	308,850
Common units Hegh LNG [Member]
EQUITY
Total partners' capital	41,159	46,277
Total equity	$ 41,159	$ 46,277